Provisions for pensions and similar obligations (Details 6) - Post-employment plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in the fair value of the plan assets - Post-Employment Plans
Fair value of plan assets at beginning of year	R$ 20,116,916	R$ 16,275,269	R$ 16,067,029
Interest (Expense) Income	2,100,211	1,926,424	1,690,293
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	268,309	1,589,517	(297,461)
Contributions/(surrenders)	38,883	2,001,806	298,198
Of which:
By the Bank	27,439	1,985,722	279,111
By plan participants	11,444	16,084	19,087
Benefits paid	(1,834,682)	(1,676,116)	(1,482,914)
Exchange differences and other items		16	124
Fair value of plan assets at end of year	R$ 20,689,637	R$ 20,116,916	R$ 16,275,269